Short-Term Debt and Credit Agreements (Narrative) (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
		Feb. 28, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) CreditFacility	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Facility Limit				$ 5,500,000,000	$ 5,500,000,000
Short-term debt				$ 3,298,000,000	3,155,000,000
Number of joint revolving credit facilities | CreditFacility				2
Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit	[1]			$ 5,500,000,000	5,500,000,000
Short-term debt				542,000,000	$ 65,000,000
Credit facility				100,000,000
Variable rate tax-exempt financings				100,000,000
Virginia Electric and Power Company | Subsequent Event
Debt Instrument [Line Items]
Redemption of credit facility		$ 100,000,000
Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million | Questar Gas
Debt Instrument [Line Items]
Facility Limit				250,000,000
Joint Revolving Credit Facility 5 Billion and Joint Revolving Credit Facility 500 Million | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit				1,500,000,000
Credit Facilities, Maturing in December 2018 with 1 year Automatic Renewals through 2023 | SBL Holdco
Debt Instrument [Line Items]
Facility Limit				$ 30,000,000
Automatic renewal period				1 year
Short-term debt				$ 0
Credit Facilities, Maturing in May 2018 with 1 year Automatic Renewals through 2024 | Dominion Solar Projects III, Inc
Debt Instrument [Line Items]
Facility Limit				$ 25,000,000
Automatic renewal period				1 year
Short-term debt				$ 0
Six Billion Joint Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum allowed total debt to total capital ratio				65.00%
Six Billion Joint Revolving Credit Facility [Member] | Scenario, Forecast
Debt Instrument [Line Items]
Facility Limit			$ 6,000,000,000
Duration of credit facilities			5 years
Maximum allowed total debt to total capital ratio			67.50%
Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Duration of credit facilities		364 days
Maximum allowed total debt to total capital ratio		67.50%
Guarantee recorded amount		$ 950,000,000

[1]	The full amount of the facilities is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. Sub-limits for Virginia Power are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Virginia Power was an aggregate $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These facilities mature in April 2020, and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.